Accumulated Other Comprehensive Income (Loss) Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ (114)	$ (26)	$ 151
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	190	(88)	(177)
Ending Balance Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	76	(114)	(26)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	352	416	433
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	16	(64)	(17)
Ending Balance Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	368	352	416
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	6	6	(27)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(4)	0	33
Ending Balance Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	2	6	6
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(157)	(137)	(97)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	22	(20)	(40)
Ending Balance Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(135)	(157)	(137)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Net of Tax	87	259	460
Other comprehensive income (loss), net of tax	224	(172)	(201)
Ending Balance Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 311	$ 87	$ 259